GOODWILL AND OTHER INTANGIBLES - Change in Goodwill by Business Sector (Detail) - USD ($) $ in Thousands		3 Months Ended								9 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015		Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Beginning Balance								$ 2,804,661		$ 2,804,661	$ 2,325,248	$ 2,804,661
Impairment charges		$ (655,000)	$ 0	[1]	$ (453,100)	$ 0		0	[1]	(453,100) [1]	0	(453,100)	$ 0
Goodwill, Subsequent Recognition of Deferred Tax Asset											(340)	(4,137)
Foreign currency translation and other											(9,570)	(22,176)
Ending Balance		2,315,338	2,325,248								2,315,338	2,325,248	2,804,661
Accumulated impairment losses		453,100									453,100
Engineering & Construction
Goodwill [Roll Forward]
Beginning Balance								2,339,246		2,339,246	1,860,181	2,339,246
Impairment charges	[2]											(453,100)
Goodwill, Subsequent Recognition of Deferred Tax Asset											(338)	(3,789)
Foreign currency translation and other											(9,570)	(22,176)
Ending Balance		1,850,273	1,860,181								1,850,273	1,860,181	2,339,246
Fabrication Services
Goodwill [Roll Forward]
Beginning Balance								$ 465,415		$ 465,415	465,067	465,415
Impairment charges	[2]										0	0
Goodwill, Subsequent Recognition of Deferred Tax Asset											(2)	(348)
Foreign currency translation and other											0	0
Ending Balance		$ 465,065	$ 465,067								465,065	$ 465,067	$ 465,415
Capital Services
Goodwill [Roll Forward]
Impairment charges	[2]										$ 655,000

[1]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).
[2]	At December 31, 2016, we had approximately $453,100 of cumulative impairment losses, which were recorded in our Engineering & Construction operating group during 2015 related to the sale of our Nuclear Operations on December 31, 2015.